Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segment Information [Abstract]
Reportable segment information

	2011
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,780	$1,274		$1,878	$828	$6	$8,766
Intersegment transfers		2,091		9	39	(2,139)

Total net sales and intersegment transfers	$4,780	$3,365		$1,887	$867	$(2,133)	$8,766
Segment profit	$646	$174		$90	$75		$985
Interest expense						$(42)	(42)
Administrative expenses and other						(201)	(201)

Income before income taxes	$646	$174	*	$90	$75	$(243)	$742
Reportable segment margins	13.5%	5.2%		4.8%	8.7%
Identifiable assets	$1,309	$1,682		$939	$469	$830	$5,229
Capital expenditures	50	35		14	14	41	154
Depreciation	48	43		31	11	18	151

	2010
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,381	$1,298		$1,417	$675	$5	$7,776
Intersegment transfers		1,770		4	34	(1,808)

Total net sales and intersegment transfers	$4,381	$3,068		$1,421	$709	$(1,803)	$7,776
Segment profit	$620	$204		$65	$59		$948
Interest expense						$(71)	(71)
Administrative expenses and other						(199)	(199)

Income before income taxes	$620	$204	*	$65	$59	$(270)	$678
Reportable segment margins	14.2%	6.6%		4.6%	8.3%
Identifiable assets	$1,238	$1,603		$1,089	$437	$802	$5,169
Capital expenditures	51	25		26	12	11	125
Depreciation	47	39		28	10	16	140

	2009
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,209	$1,225		$1,117	$537	$6	$7,094
Intersegment transfers		1,715		2	28	(1,745)

Total net sales and intersegment transfers	$4,209	$2,940		$1,119	$565	$(1,739)	$7,094
Segment profit	$600	$157		$14	$51		$822
Interest expense						$(40)	(40)
Administrative expenses and other						(159)	(159)

Income before income taxes	$600	$157	*	$14	$51	$(199)	$623
Reportable segment margins	14.3%	5.3%		1.3%	9.0%
Identifiable assets	$1,187	$1,524		$603	$324	$686	$4,324
Capital expenditures	40	28		14	7	2	91
Depreciation	48	50		21	8	18	145

*	Segment profit included $24, $22 and $19 of mark-up on intersegment transfers realized as a result of external sales by the Paint Stores Group during 2011, 2010 and 2009, respectively.